Segments (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information by Segment
Information on reportable segment revenue and segment operating income, including a reconciliation of segment operating income to consolidated income from operations, for the respective periods were as follows:

	Years Ended December 31,
	2019	2018	2017
Segment revenue:
Clinical Development Services	$3,354,163	$3,182,870	$2,319,103
Laboratory Services	676,854	566,101	448,373
Total segment revenue	4,031,017	3,748,971	2,767,476
Segment direct costs:
Clinical Development Services	1,162,678	1,064,557	1,053,557
Laboratory Services	307,346	258,472	235,137
Total segment direct costs	1,470,024	1,323,029	1,288,694
Segment reimbursed costs:
Clinical Development Services	845,580	876,617	—
Laboratory Services	79,054	64,296	—
Total segment reimbursed costs	924,634	940,913	—
Segment SG&A expenses:
Clinical Development Services	529,425	475,242	464,794
Laboratory Services	81,373	68,305	60,097
Total segment SG&A expenses	610,798	543,547	524,891
Segment operating income:
Clinical Development Services	816,480	766,454	800,752
Laboratory Services	209,081	175,028	153,139
Total segment operating income	$1,025,561	$941,482	$953,891

Total segment revenue	$4,031,017	$3,748,971	$2,767,476
Other revenue not allocated to segments (1)	—	—	233,574
Total revenue	4,031,017	3,748,971	3,001,050

Total segment direct costs	1,470,024	1,323,029	1,288,694
Total segment reimbursed costs	924,634	940,913	—
Total segment SG&A expenses	610,798	543,547	524,891

Operating costs and expenses not allocated to segments:
Direct costs	14,234	10,783	14,289
Reimbursed costs	—	—	233,574
SG&A expenses	328,008	269,488	284,442
Recapitalization costs	—	—	114,766
Depreciation and amortization	264,830	258,974	279,066
Goodwill and long-lived asset impairments	1,284	29,626	43,459
Total operating costs and expenses	3,613,812	3,376,360	2,783,181
Income from operations	$417,205	$372,611	$217,869
(1) Other revenue not allocated to segments for the year ended December 31, 2017 consists of reimbursed revenue.